Segment information - Geographic information about revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 42,283,670	$ 49,230,570	$ 29,561,399
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42,283,670	49,230,570	29,561,399
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 0	$ 0